TAXES ON INCOME (Schedule Of Changes In Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Beginning balance	$ 2,367	$ 2,421
Decreases in tax positions for prior years	(537)	(538)
Increases related to tax positions taken during prior years	132	59
Increase related to tax positions taken during the current year	330	425
Ending balance	$ 2,291	$ 2,367